Share-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 28, 2025	Sep. 27, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Deferred compensation share-based arrangements, liability, current and noncurrent					$ 0	$ 15,210
Share price					$ 14
Share-based compensation expense (income)			$ 3,968	$ 5,945
Conversion of Stock, Shares Issued			54,094,232		54,094,232
Revision of Prior Period, Reclassification, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense (income)					$ 5,673	(6,090)
2024 Equity and Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage		1.00%
Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense (income)					131,490	$ (6,090)
Restricted Interest Units Conversion [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, plan modification, incremental cost					$ 125,741
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price					$ 14
Share-based compensation arrangement by share-based payment award, non-option equity instruments, granted			619,638		10,713
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based compensation Arrangement By Share Based Payment Award Percentage Of Converted To Unvested	25.00%
Common Class B [Member] | Restricted Interest Units Conversion [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Conversion of stock, shares converted			12,321,282		12,321,282
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price					$ 14
Conversion of Stock, Shares Issued	13,519,946
Common Class A [Member] | 2024 Equity and Incentive Compensation Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized		2,000,000